Citigroup Mortgage Loan Trust 2025-RP3 ABS-15G

Exhibit 99.1 - Schedule 5(b)

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	1036	34.99%
Delinquency, No Missing Data	1877	63.39%
No Delinquency, At Least One Month Missing	3	0.10%
Delinquency, At Least One Month Missing	45	1.52%
Total	2961	100.00%